Income Taxes - Summary of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Deferred tax assets:
Loss and tax credit carry forwards	$ 41,776	$ 41,018
Difference between book and tax basis of property and equipment	2,746	4,015
Interest expense limitations carry forward	6,292	5,127
Inventory allowances	759	834
Other reserves not currently deductible	874	1,080
Capital lease obligation	3,617	3,759
Expenses not currently deductible	439	1,276
Other	104	134
Net deferred tax asset before valuation allowance	56,607	57,243
Valuation allowance	(56,607)	(57,243)
Net deferred tax asset